INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Total	R$ 115,130,311
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	53,999,740
Social contribution	42,448,367
Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	10,322,728
Social contribution	8,359,476
Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Total	17,335,877
Expected Realization Of Deferred Tax Assets 2026 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	9,621,727
Social contribution	7,519,719
Expected Realization Of Deferred Tax Assets 2026 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	151,279
Social contribution	43,152
Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Total	15,681,213
Expected Realization Of Deferred Tax Assets 2027 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	8,627,534
Social contribution	6,826,894
Expected Realization Of Deferred Tax Assets 2027 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	165,918
Social contribution	60,867
Expected Realization Of Deferred Tax Assets 2028 [Member]
IfrsStatementLineItems [Line Items]
Total	13,493,566
Expected Realization Of Deferred Tax Assets 2028 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	7,286,429
Social contribution	5,768,848
Expected Realization Of Deferred Tax Assets 2028 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	281,828
Social contribution	156,461
Expected Realization Of Deferred Tax Assets 2029 [Member]
IfrsStatementLineItems [Line Items]
Total	12,811,533
Expected Realization Of Deferred Tax Assets 2029 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	6,583,736
Social contribution	5,216,181
Expected Realization Of Deferred Tax Assets 2029 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	603,812
Social contribution	407,804
Expected Realization Of Deferred Tax Assets 2030 [Member]
IfrsStatementLineItems [Line Items]
Total	11,750,601
Expected Realization Of Deferred Tax Assets 2030 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	5,720,605
Social contribution	4,414,712
Expected Realization Of Deferred Tax Assets 2030 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	935,804
Social contribution	679,480
Expected Realization Of Deferred Tax Assets 2031 [Member]
IfrsStatementLineItems [Line Items]
Total	9,370,565
Expected Realization Of Deferred Tax Assets 2031 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	3,730,116
Social contribution	2,949,911
Expected Realization Of Deferred Tax Assets 2031 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,539,679
Social contribution	1,150,859
Expected Realization Of Deferred Tax Assets 2032 [Member]
IfrsStatementLineItems [Line Items]
Total	9,037,976
Expected Realization Of Deferred Tax Assets 2032 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	3,281,096
Social contribution	2,587,352
Expected Realization Of Deferred Tax Assets 2032 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,772,660
Social contribution	1,396,868
Expected Realization Of Deferred Tax Assets 2033 [Member]
IfrsStatementLineItems [Line Items]
Total	9,347,881
Expected Realization Of Deferred Tax Assets 2033 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	3,066,360
Social contribution	2,422,614
Expected Realization Of Deferred Tax Assets 2033 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,149,245
Social contribution	1,709,662
Expected Realization Of Deferred Tax Assets 2034 [Member]
IfrsStatementLineItems [Line Items]
Total	9,735,946
Expected Realization Of Deferred Tax Assets 2034 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	3,156,306
Social contribution	2,443,013
Expected Realization Of Deferred Tax Assets 2034 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,302,591
Social contribution	1,834,036
Expected Realization Of Deferred Tax Assets 2035 [Member]
IfrsStatementLineItems [Line Items]
Total	6,565,153
Expected Realization Of Deferred Tax Assets 2035 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	2,925,831
Social contribution	2,299,123
Expected Realization Of Deferred Tax Assets 2035 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	419,912
Social contribution	R$ 920,287